Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans		$ (1)	$ 8	$ 4
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	228	235	628	504
Issued in connection with dividend reinvestment plan, shares	5,715	4,604	11,850	4,604
Increase (decrease) in number of ordinary shares issued, shares	5,943	4,839	12,478	5,108
Issued in connection with share-based compensation plans	$ 22	$ 21	$ 60	$ 45
Issued in connection with dividend reinvestment plan	740	621	1,460	621
Increase (decrease) in equity	$ 762	$ 642	$ 1,520	$ 666